Leases (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Minimum Annual Rental Payments

The following is a summary of minimum annual rental payments required under those operating leases that have original or remaining lease terms in excess of one year as of December 31, 2011:

2012	$145,491
2013	$125,635
2014	$111,981
2015	$92,917
2016	$79,859
Thereafter	$534,461